Intangibles, Net (Details 1)	Jun. 30, 2015 USD ($)
Estimated amortization expenses [Abstract]
2016	$ 104,962
2017	104,962
2018	104,962
2019	104,962
2020	104,962
Thereafter	4,388,566
Total	$ 4,913,376